Leases - Future Minimum Lease Payments (Details) - Suezmax Tankers $ in Thousands	Sep. 30, 2017 USD ($)
Year
Remaining 2017	$ 4,098
2018	16,257
2019	16,257
2020	16,302
2021	16,257
Thereafter	$ 153,666